MAY 19 2009

09010375

CERTNAS
001-34280

NASDAQ®
William Slattery
Vice President
Initial Listings

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

By Facsimile and First Class Mail

May 19, 2009

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

By letter dated April 15, 2009, we advised you that the Exchange had received a Form 10-12(b) from American National Insurance Company (the "Company") for registration of its Common Stock and the Exchange had approved the security for listing and registration. The Company is listed on the Exchange pursuant to a temporary exemption from registration granted to certain insurance companies in connection with Nasdaq's August 1, 2006, transition to a national securities exchange.[1] These exempt companies are required to register under Section 12(b) of the Exchange Act by August 1, 2009.

Since then, we have been advised that the company's Form 10 has not yet been declared effective. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery

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1 Exchange Act Release No. 34-54241 (July 31, 2006).